Fees Summary	Nov. 19, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,524,000
Previously Paid Amount	0.00
Total Fee Amount	845.72
Total Offset Amount	0.00
Net Fee	845.72
Narrative - Max Aggregate Offering Price	$ 5,524,000
Final Prospectus	true